Federated Hermes Ultrashort Bond Fund
Portfolio of Investments
June 30, 2021 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—38.2%
	Auto Receivables—19.8%
$ 15,000,000	AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	$15,243,180
13,000,000	AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.180%, 7/18/2023	13,283,986
2,590,000	AmeriCredit Automobile Receivables Trust 2019-3, Class D, 2.580%, 9/18/2025	2,697,161
2,000,000	AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	2,035,341
5,320,000	AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	5,473,796
6,000,000	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	6,060,641
17,825,000	AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	18,026,765
27,000,000	AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	26,968,078
15,500,000	AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	15,636,612
16,175,000	BMW Vehicle Owner Trust 2020-A, Class A3, 0.480%, 10/25/2024	16,253,314
2,500,000	Canadian Pacer Auto Receivable 2020-1A, Class A3, 1.830%, 7/19/2024	2,541,908
7,000,000	Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	7,142,969
3,216,511	Capital One Prime Auto Receivables Trust 2020-1, Class A2, 1.640%, 6/15/2023	3,228,510
29,000,000	CarMax Auto Owner Trust 2021-1, Class A3, 0.340%, 12/15/2025	29,006,963
9,500,000	CarMax Auto Owner Trust 2021-1, Class B, 0.740%, 10/15/2026	9,426,020
800,000	CarMax Auto Owner Trust 2021-1, Class C, 0.940%, 12/15/2026	793,826
1,750,000	CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	1,743,811
4,620,538	Carvana Auto Receivables Trust 2021-P1, Class N, 2.160%, 12/10/2027	4,633,501
8,858,000	Carvana Auto Receivables Trust 2021-P2, Class N, 1.880%, 5/10/2028	8,893,598
33,588,700	Chase Auto Credit Linked Notes 2020-2, Class B, 0.840%, 2/25/2028	33,712,501
2,858,543	Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	2,868,743
3,491,506	Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	3,514,740
7,500,000	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	7,515,521
5,500,000	Chase Auto Credit Linked Notes 2021-1, Class E, 2.365%, 9/25/2028	5,511,405
6,000,000	Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	6,053,410
635,000	Drive Auto Receivables Trust 2019-4, Class C, 2.510%, 11/17/2025	646,145
4,705,000	Drive Auto Receivables Trust 2020-1, Class C, 2.360%, 3/16/2026	4,807,822
8,600,000	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	8,877,721
11,185,000	Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	11,262,338
32,870,000	Enterprise Fleet Financing LLC 2021-1, Class A2, 0.440%, 12/21/2026	32,878,849
10,250,000	Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	10,295,622
7,000,000	Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	7,121,762
11,500,000	Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	11,604,873
6,750,000	Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	6,880,162
15,000,000	Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	15,011,317
5,000,000	Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	5,013,127
6,600,000	Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	6,779,478
5,000,000	Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	5,138,147
5,850,000	Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	6,013,956
3,165,633	Ford Credit Auto Owner Trust 2020-B, Class A2A, 0.500%, 2/15/2023	3,173,195
5,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	4,992,567
4,280,000	Ford Credit Auto Owner Trust 2020-C, Class C, 1.040%, 5/15/2028	4,293,941
2,565,000	Ford Credit Auto Owner Trust 2021-A, Class C, 0.830%, 8/15/2028	2,552,648
2,763,000	Ford Credit Floorplan Master Owner Trust 2019-1, Class A, 2.840%, 3/15/2024	2,820,531
16,000,000	Ford Credit Floorplan Master Owner Trust 2019-1, Class B, 3.040%, 3/15/2024	16,342,754

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 5,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2019-3, Class A2, 0.672% (1-month USLIBOR +0.600%), 9/15/2024	$5,041,810
14,000,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class B, 0.980%, 9/15/2025	14,150,986
14,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	14,670,317
17,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	17,939,015
3,340,000		General Motors 2019-1, Class C, 3.060%, 4/15/2024	3,414,150
9,480,000		General Motors 2020-1, Class A, 144A, 0.680%, 8/15/2025	9,546,204
2,450,000		General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,458,353
1,440,000		General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,452,484
13,000,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	13,080,450
5,750,000		General Motors 2020-2, Class B, 0.960%, 10/15/2025	5,790,807
4,000,000		General Motors 2020-2, Class C, 1.310%, 10/15/2025	4,009,612
6,550,000		GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	6,606,245
403,262	[1]	GM Financial Automobile Leasing Trust 2020-1, Class A2B, 0.233% (1-month USLIBOR +0.140%), 4/20/2022	403,985
7,000,000		GM Financial Automobile Leasing Trust 2020-1, Class D, 2.280%, 6/20/2024	7,108,779
3,000,000		GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	3,094,033
7,840,000		GM Financial Automobile Leasing Trust 2020-2, Class D, 3.210%, 12/20/2024	8,139,464
16,649,255	[1]	GM Financial Automobile Leasing Trust 2020-3, Class A2B, 0.223% (1-month USLIBOR +0.130%), 11/21/2022	16,684,623
9,000,000		GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	9,162,832
9,640,000		GM Financial Automobile Leasing Trust 2021-1, Class C, 0.700%, 2/20/2025	9,645,904
10,000,000		GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	10,019,641
8,000,000		GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	8,008,846
4,250,000		GM Financial Securitized Term 2018-1, Class B, 2.570%, 7/17/2023	4,299,541
3,275,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,390,261
9,000,000		GM Financial Securitized Term 2019-3, Class C, 2.620%, 1/16/2025	9,240,133
3,350,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	3,337,861
2,000,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	2,048,199
8,400,000		GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	8,417,437
1,675,000		GM Financial Securitized Term 2021-1, Class B, 0.750%, 5/17/2027	1,668,257
1,375,000		GM Financial Securitized Term 2021-1, Class C, 1.040%, 5/17/2027	1,372,995
6,969,205		Harley-Davidson Motorcycle Trust 2019-A, Class A3, 2.340%, 2/15/2024	7,046,278
5,560,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,684,839
438,144		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	439,828
6,500,000		Honda Auto Receivables Owner Trust 2019-1, Class A4, 2.900%, 6/18/2024	6,668,566
3,475,693		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	3,525,512
10,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	10,081,843
4,375,000		Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	4,460,798
6,100,000		Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	6,152,510
30,000,000		Hyundai Auto Lease Securitization Trust 2021-A, Class A3, 0.330%, 1/16/2024	30,073,320
5,150,000		Hyundai Auto Lease Securitization Trust 2021-A, Class B, 0.610%, 10/15/2025	5,174,996
20,050,000		Hyundai Auto Lease Securitization Trust 2021-B, Class B, 0.620%, 3/16/2026	20,042,724
9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.440%, 5/15/2024	9,574,897
16,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	16,566,483
2,750,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	2,844,167
4,900,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	5,097,091
4,125,000		Hyundai Auto Receivables Trust 2020-B, Class B, 0.940%, 12/15/2025	4,126,373
6,353,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	6,416,560
6,375,000		Hyundai Auto Receivables Trust 2020-C, Class C, 1.080%, 12/15/2027	6,319,074
11,100,000		Mercedes-Benz Auto Lease Trust 2019-B, Class A4, 2.050%, 8/15/2025	11,290,194
11,500,000		Mercedes-Benz Auto Lease Trust 2020-B, Class A4, 0.500%, 6/15/2026	11,542,895
4,096,556		Mercedes-Benz Auto Receivables Trust 2020-1, Class A2, 0.460%, 3/15/2023	4,107,077

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 5,330,000	[1]	NextGear Floorplan Master Owner Trust 2018-2A, Class A1, 0.672% (1-month USLIBOR +0.600%), 10/15/2023	$5,347,466
33,000,000		NextGear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	33,299,346
18,000,000		NextGear Floorplan Master Owner Trust 2019-2A, Class B, 2.300%, 10/15/2024	17,541,189
4,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	4,035,887
6,922,421		Nissan Auto Receivables Owner 2020-B, Class A2A, 0.470%, 10/17/2022	6,938,014
4,000,000		Nissan Auto Receivables Owner 2020-B, Class A3, 0.550%, 7/15/2024	4,021,521
26,225,000	[1]	Nissan Master Owner Trust Receivables 2019-A, Class A, 0.632% (1-month USLIBOR +0.560%), 2/15/2024	26,359,595
20,000,000	[1]	Nissan Master Owner Trust Receivables 2019-B, Class A, 0.502% (1-month USLIBOR +0.430%), 11/15/2023	20,063,904
16,909,698		Santander Consumer Auto Receivables 2021-AA, Class A2, 0.230%, 11/15/2023	16,949,527
1,500,000		Santander Consumer Auto Receivables 2021-AA, Class D, 1.570%, 1/15/2027	1,488,393
1,750,000		Santander Consumer Auto Receivables 2021-AA, Class E, 3.280%, 3/15/2027	1,782,414
4,150,000		Santander Consumer Auto Receivables Trust 2020-B, Class B, 0.770%, 12/15/2025	4,170,323
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class C, 1.290%, 4/15/2026	2,023,906
3,050,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	3,094,187
9,300,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	9,461,660
17,550,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	18,052,625
10,000,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	10,263,860
32,125,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	32,412,798
4,100,000		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	4,161,067
9,500,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	9,644,187
18,450,000		Santander Drive Auto Receivables Trust 2021-1, Class A3, 0.320%, 9/16/2024	18,531,942
55,000,000		Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	55,283,327
14,000,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	14,341,772
985,000		Santander Retail Auto Lease Trust 2019-B, Class B, 2.580%, 8/21/2023	1,008,526
15,600,000		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	15,935,653
4,464,256	[1]	Santander Retail Auto Lease Trust 2019-C, Class A2B, 0.433% (1-month USLIBOR +0.340%), 9/20/2022	4,476,633
5,260,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	5,418,987
5,750,000		Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	5,776,242
20,000,000		Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	20,397,564
15,000,000		Santander Retail Auto Lease Trust 2021-A, Class B, 0.920%, 3/20/2026	15,013,221
40,000,000		Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	40,054,800
25,500,000		Santander Retail Auto Lease Trust 2021-B, Class C, 1.420%, 6/20/2025	25,475,584
55,825,000		Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	55,758,144
22,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	22,090,224
16,760,000		Tesla Auto Lease Trust 2019-A, Class A4, 2.200%, 11/21/2022	17,144,278
16,995,000		Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	17,205,908
3,650,000		Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	3,753,318
13,000,000		Tesla Auto Lease Trust 2021-A, Class C, 1.180%, 3/20/2025	13,011,478
18,150,000		Tesla Auto Lease Trust 2021-A, Class D, 1.340%, 3/20/2025	18,209,937
10,000,000		Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	10,149,567
3,701,584		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	3,752,597
6,015,369		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	6,082,660
10,000,000		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	10,044,924
9,425,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	9,569,411
34,600,000		Volkswagen Auto Lease Trust 2020-A, Class A3, 0.390%, 1/22/2024	34,723,494
12,000,000		Volkswagen Auto Lease Trust 2020-A, Class A4, 0.450%, 7/21/2025	12,014,916
2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,266,726
1,593,000		World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	1,634,111
13,500,000		World Omni Auto Receivables Trust 2019-C, Class B, 2.200%, 12/15/2025	13,855,482
8,100,000		World Omni Auto Receivables Trust 2019-C, Class C, 2.400%, 6/15/2026	8,305,827

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,400,000		World Omni Auto Receivables Trust 2020-A, Class C, 1.640%, 8/17/2026	$1,419,805
3,100,004	[1]	World Omni Auto Receivables Trust 2020-B, Class A2B, 0.322% (1-month USLIBOR +0.250%), 7/17/2023	3,107,175
7,085,555		World Omni Auto Receivables Trust 2020-C, Class A2, 0.350%, 12/15/2023	7,110,364
5,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	4,999,679
2,650,000		World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	2,692,671
6,430,000		World Omni Auto Receivables Trust 2021-A, Class B, 0.640%, 12/15/2026	6,390,252
1,685,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	1,674,706
4,500,000		World Omni Auto Receivables Trust 2021-B C, Class C, 1.290%, 12/15/2027	4,498,258
5,000,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	4,997,763
2,361,791		World Omni Auto Receivables Trust, Class A3, 3.040%, 5/15/2024	2,400,345
5,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	5,057,670
6,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	6,108,368
10,645,000		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	10,755,589
5,700,000		World Omni Automobile Lease Securitization Trust 2020-B, Class B, 0.700%, 2/17/2026	5,706,055
60,848		World Omni Select Auto Trust 2019-A, Class A2A, 2.060%, 8/15/2023	60,987
18,000,000		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	18,181,984
5,000,000		World Omni Select Auto Trust 2019-A, Class C, 2.380%, 12/15/2025	5,110,709
3,426,388		World Omni Select Auto Trust 2020-A, Class A2, 0.470%, 6/17/2024	3,436,141
9,250,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	9,243,530
7,750,000		World Omni Select Auto Trust 2020-A, Class C, 1.250%, 10/15/2026	7,719,488
9,000,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	9,118,018
		TOTAL	1,628,401,183
		Credit Card—6.1%
8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 0.522% (1-month USLIBOR +0.450%), 9/16/2024	8,233,315
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 0.652% (1-month USLIBOR +0.580%), 2/18/2025	6,714,089
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 0.392% (1-month USLIBOR +0.320%), 10/15/2025	12,075,191
11,537,000	[1]	American Express Credit Account Master Trust 2018-5, Class A, 0.412% (1-month USLIBOR +0.340%), 12/15/2025	11,614,654
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 0.622% (1-month USLIBOR +0.550%), 12/15/2025	10,093,059
3,600,000	[1]	American Express Credit Account Master Trust 2018-7, Class A, 0.432% (1-month USLIBOR +0.360%), 2/17/2026	3,622,700
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 0.642% (1-month USLIBOR +0.570%), 2/17/2026	16,666,949
16,286,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	16,419,298
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 0.662% (1-month USLIBOR +0.590%), 4/15/2026	18,868,842
4,202,000		American Express Credit Account Master Trust 2019-2, Class B, 2.860%, 11/15/2024	4,293,526
8,500,000		Bank of America Credit Card Trust 2018-A3, Class A3, 3.100%, 12/15/2023	8,527,040
15,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 0.402% (1-month USLIBOR +0.330%), 7/15/2024	15,028,711
1,200,000	[1]	Capital One Multi-Asset Execution Trust 2017-A2, Class A2, 0.482% (1-month USLIBOR +0.410%), 1/15/2025	1,204,970
4,700,000	[1]	Capital One Multi-Asset Execution Trust 2018-A2, Class A2, 0.422% (1-month USLIBOR +0.350%), 3/16/2026	4,730,288
50,000,000		Cards II Trust 2021-1A, Class A, 0.602%, 4/15/2027	49,915,585
14,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	13,938,105
6,118,000		Cards II Trust 2021-1A, Class C, 1.200%, 4/15/2027	6,089,108
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 0.570% (1-month USLIBOR +0.490%), 12/7/2023	10,034,378
10,800,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 0.423% (1-month USLIBOR +0.330%), 1/20/2025	10,868,053
20,250,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.420% (1-month USLIBOR +0.340%), 6/7/2025	20,370,641
6,250,000	[1]	Discover Card Execution Note Trust 2017-A1, Class A1, 0.562% (1-month USLIBOR +0.490%), 7/15/2024	6,274,296
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.433% (1-month USLIBOR +0.360%), 4/15/2025	14,781,029
14,655,000	[1]	Discover Card Execution Note Trust 2018-A2, Class A2, 0.403% (1-month USLIBOR +0.330%), 8/15/2025	14,743,156
6,250,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.462% (1-month USLIBOR +0.390%), 3/15/2026	6,270,148
4,500,000		Discover Card Execution Note Trust 2019-A3, Class A, 1.890%, 10/15/2024	4,604,882
20,000,000	[1]	Evergreen Credit Card Trust 2019-3, Class A, 0.442% (1-month USLIBOR +0.370%), 10/16/2023	20,040,744
13,000,000		Evergreen Credit Card Trust 2019-3, Class B, 2.360%, 10/16/2023	13,098,843

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 3,369,000		Evergreen Credit Card Trust 2019-3, Class C, 2.710%, 10/16/2023	$3,397,021
4,100,000		Evergreen Credit Card Trust Series 2019-2, Class B, 2.270%, 9/15/2024	4,194,065
7,000,000	[1]	First National Master Note Trust 2018-1, Class A, 0.532% (1-month USLIBOR +0.460%), 10/15/2024	7,015,975
21,500,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 0.592% (1-month USLIBOR +0.520%), 7/15/2024	21,614,305
7,000,000	[1]	Golden Credit Card Trust 2019-2A, Class A, 0.422% (1-month USLIBOR +0.350%), 10/15/2023	7,015,911
23,995,000	[1]	Master Credit Card Trust 2018-1A, Class A, 0.583% (1-month USLIBOR +0.490%), 7/21/2024	24,166,847
7,648,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	7,987,907
4,237,000		Master Credit Card Trust 2018-1A, Class C, 3.737%, 7/21/2024	4,404,274
18,500,000	[1]	Master Credit Card Trust 2019-2A, Class A, 0.483% (1-month USLIBOR +0.390%), 1/21/2023	18,519,506
43,200,000		Master Credit Card Trust 2021-1A, Class A, 0.530%, 11/21/2025	43,025,535
9,000,000		Master Credit Card Trust 2021-1A, Class C, 1.060%, 11/21/2025	8,968,426
11,000,000	[1]	Penarth Master Issuer 2019-1A, Class A1, 0.622% (1-month USLIBOR +0.540%), 7/18/2023	11,001,689
1,800,000	[1]	Trillium Credit Card Trust II 2020-1A, Class A, 0.465% (1-month USLIBOR +0.370%), 12/26/2024	1,804,895
4,240,000		Trillium Credit Card Trust II 2020-1A, Class B, 2.331%, 12/26/2024	4,273,477
		TOTAL	496,511,433
		Equipment Lease—5.1%
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,565,812
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,738,283
4,940,000		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	5,001,290
2,200,000		CNH Equipment Trust 2020-A, Class B, 2.300%, 10/15/2027	2,287,590
10,050,000		CNH Equipment Trust 2021-A, Class B, 0.970%, 6/15/2028	10,076,544
4,500,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	4,559,495
8,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	8,134,665
349,862		Dell Equipment Finance Trust 2019-2, Class A2, 1.950%, 12/22/2021	350,904
6,000,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	6,105,220
5,000,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	5,334,102
4,834,000		Dell Equipment Finance Trust 2020-2, Class B, 0.920%, 11/22/2023	4,836,705
2,350,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	2,386,172
2,850,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	2,903,611
12,280,000		Dell Equipment Finance Trust 2021-1, Class B, 0.710%, 5/22/2026	12,299,777
17,617,000		Dell Equipment Finance Trust 2021-1, Class C, 0.810%, 5/22/2026	17,661,013
19,818,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	19,868,136
2,335,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	2,406,252
17,155,230		DLL Securitization Trust 2019-MA2, Class A3, 2.340%, 9/20/2023	17,358,142
13,251,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	13,592,669
3,200,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	3,239,259
7,500,000		Great America Leasing Receivables 2019-1, Class B, 3.370%, 2/18/2025	7,855,129
10,800,000		Great America Leasing Receivables 2020-1 old, Class B, 2.000%, 2/16/2026	11,130,881
27,500,000		Great America Leasing Receivables 2021-1, Class A2, 0.270%, 6/15/2023	27,549,492
2,610,000		Great America Leasing Receivables 2021-1, Class B, 0.720%, 12/15/2026	2,590,072
2,750,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	2,815,975
11,650,000		HPEFS Equipment Trust 2020-1A, Class C, 2.030%, 2/20/2030	11,827,600
2,750,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	2,815,884
2,500,000		HPEFS Equipment Trust 2020-2A, Class A3, 0.690%, 7/22/2030	2,512,624
8,000,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	8,164,801
25,000,000		HPEFS Equipment Trust 2021-1A, Class B, 0.570%, 3/20/2031	25,014,355
19,640,000		HPEFS Equipment Trust 2021-1A, Class C, 0.750%, 3/20/2031	19,660,671
21,250,000		HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	21,239,213
15,600,000		HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	15,624,715
11,200,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	11,157,007

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 150,650		John Deere Owner Trust 2018-B, Class A3, 3.080%, 11/15/2022	$151,634
2,262,877		John Deere Owner Trust 2020-B, Class A2, 0.410%, 3/15/2023	2,266,169
130,500		Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	130,832
1,750,000		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	1,786,845
6,222,302		Kubota Credit Owner Trust 2020-2A, Class A2, 0.410%, 6/15/2023	6,237,274
8,496,190		MMAF Equipment Finance LLC 2020-A, Class A2, 0.740%, 4/9/2024	8,542,744
21,000,000		MMAF Equipment Finance LLC 2020-BA, Class A2, 0.380%, 8/14/2023	21,056,026
3,679,000		Transportation Finance Equipment Trust 2019-1, Class B, 2.060%, 5/23/2024	3,738,027
2,500,000		Transportation Finance Equipment Trust 2019-1, Class C, 2.190%, 8/23/2024	2,495,767
3,000,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	2,994,794
4,770,000		Volvo Financial Equipment LLC 2019-1A, Class C, 3.480%, 4/15/2026	4,908,745
4,200,000		Volvo Financial Equipment LLC 2019-2A, Class B, 2.280%, 11/15/2024	4,342,393
1,464,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	1,502,751
19,701,008		Volvo Financial Equipment LLC 2020-1A, Class A2, 0.370%, 4/17/2023	19,746,249
23,305,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 0.592% (1-month USLIBOR +0.520%), 7/17/2023	23,349,906
		TOTAL	416,914,216
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 0.831% (1-month USLIBOR +0.740%), 8/25/2034	25,857
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	25,857
		Manufactured Housing—0.0%
4,274		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	4,288
		Other—7.2%
1,184,163		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	1,186,642
2,414,953		ARI Fleet Lease Trust 2019-A, Class A2A, 2.410%, 11/15/2027	2,436,879
2,750,000		ARI Fleet Lease Trust 2021-A, Class B, 1.130%, 3/15/2030	2,765,459
2,546,000		ARI Fleet Lease Trust 2021-A, Class C, 1.450%, 3/15/2030	2,568,151
2,222,416	[1]	Chesapeake Funding II LLC 2018-1A, Class A2, 0.522% (1-month USLIBOR +0.450%), 4/15/2030	2,227,161
4,432,078	[1]	Chesapeake Funding II LLC 2018-2A, Class A2, 0.442% (1-month USLIBOR +0.370%), 8/15/2030	4,449,450
5,525,000		Chesapeake Funding II LLC 2018-2A, Class B, 3.520%, 8/15/2030	5,629,285
7,000,000		Chesapeake Funding II LLC 2018-2A, Class C, 3.720%, 8/15/2030	7,138,364
4,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	4,088,113
6,200,000		Chesapeake Funding II LLC 2019-1A, Class B, 3.110%, 4/15/2031	6,402,695
3,800,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	3,919,869
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	4,154,299
8,837,975		Chesapeake Funding II LLC 2020-1A, Class A1, 0.870%, 8/16/2032	8,902,505
1,840,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/16/2032	1,862,920
1,430,000		Chesapeake Funding II LLC 2020-1A, Class C, 2.140%, 8/16/2032	1,468,394
1,350,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/16/2032	1,398,465
5,300,000		Chesapeake Funding II LLC 2021-1A, Class B, 0.990%, 4/15/2033	5,301,620
2,000,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	2,000,892
2,550,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	2,551,049
578,133		Enterprise Fleet Financing LLC 2018-2, Class A2, 3.140%, 2/20/2024	580,597
2,656,748		Enterprise Fleet Financing LLC 2019-1, Class A2, 2.980%, 10/20/2024	2,681,547
4,478,198		Enterprise Fleet Financing LLC 2019-2, Class A2, 2.290%, 2/20/2025	4,549,896
2,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	2,073,644
4,060,755		Enterprise Fleet Financing LLC 2019-3, Class A2, 2.060%, 5/20/2025	4,123,690
3,792,086		Enterprise Fleet Financing LLC 2020-1, Class A2, 1.780%, 12/22/2025	3,849,733
3,008,166	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.771% (1-month USLIBOR +0.680%), 10/25/2035	2,990,276

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 8,233,645	[1]	Navient Student Loan Trust 2019-D, Class A2B, 1.122% (1-month USLIBOR +1.050%), 12/15/2059	$8,327,125
2,067,717	[1]	Navient Student Loan Trust 2020-A, Class A1, 0.422% (1-month USLIBOR +0.350%), 11/15/2068	2,079,717
4,512,721	[1]	Navient Student Loan Trust 2020-CA, Class A1, 0.822% (1-month USLIBOR +0.750%), 11/15/2068	4,520,322
19,089,817		Navient Student Loan Trust 2020-GA, Class A, 144A, 1.170%, 9/16/2069	19,271,108
16,812,705		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	17,005,923
32,314,836		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	32,414,770
20,773,473		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	20,863,133
38,900,000		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	39,182,593
9,800,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.041% (1-month USLIBOR +0.950%), 7/25/2025	9,880,825
5,500,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class B, 1.441% (1-month USLIBOR +1.350%), 7/25/2025	5,503,139
3,250,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class D, 2.991% (1-month USLIBOR +2.900%), 7/25/2025	3,249,724
11,000,000	[1]	PFS Financing Corp. 2019-A, Class A1, 0.622% (1-month USLIBOR +0.550%), 4/15/2024	11,086,399
6,500,000		PFS Financing Corp. 2019-A, Class B, 3.130%, 4/15/2024	6,665,125
6,000,000	[1]	PFS Financing Corp. 2019-B, Class A, 0.622% (1-month USLIBOR +0.550%), 9/15/2023	6,034,058
3,100,000	[1]	PFS Financing Corp. 2019-B, Class B, 0.872% (1-month USLIBOR +0.800%), 9/15/2023	3,117,751
2,000,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,055,527
10,000,000		PFS Financing Corp. 2020-B, Class A, 1.210%, 6/15/2024	10,134,166
19,296,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	19,548,797
4,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	4,062,294
2,900,000		PFS Financing Corp. 2020-F, Class B, 1.420%, 8/15/2024	2,928,103
7,500,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	7,584,576
4,915,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	4,989,405
30,000,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	30,039,537
4,675,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	4,682,744
38,000,000		PFS Financing Corp. 2021-B, Class A, 0.775%, 8/17/2026	37,980,996
4,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/17/2026	4,496,933
4,278,956		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	4,445,824
5,906,848		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	5,951,827
374,668	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.691% (1-month USLIBOR +0.600%), 11/25/2027	372,458
2,936,877	[1]	SMB Private Education Loan Trust 2020-A, Class A1, 0.400% (1-month USLIBOR +0.300%), 3/15/2027	2,951,398
459,447	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 1.041% (1-month USLIBOR +0.950%), 1/25/2039	462,881
450,216	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 0.941% (1-month USLIBOR +0.850%), 7/25/2039	452,892
1,117,440	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 0.791% (1-month USLIBOR +0.700%), 3/26/2040	1,124,605
794,566	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 0.691% (1-month USLIBOR +0.600%), 7/25/2040	799,044
610,650	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 0.591% (1-month USLIBOR +0.500%), 11/26/2040	613,792
778,693	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 0.441% (1-month USLIBOR +0.350%), 2/25/2042	776,574
3,175,767		Social Professional Loan Program LLC 2020-A, Class A1FX, 2.060%, 5/15/2046	3,201,982
358,061		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	358,079
1,825,742		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	1,845,815
2,229,369		Sofi Consumer Loan Program Trust 2020-1, Class A, 2.020%, 1/25/2029	2,256,704
5,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	5,108,168
3,417,967	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 0.841% (1-month USLIBOR +0.750%), 9/25/2056	3,397,230
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,140,086
3,500,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	3,610,271
9,400,000		Verizon Owner Trust 2019-A, Class C, 3.220%, 9/20/2023	9,732,275
11,000,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	11,179,175
4,200,000	[1]	Verizon Owner Trust 2019-B, Class A1B, 0.543% (1-month USLIBOR +0.450%), 12/20/2023	4,228,498
6,500,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	6,624,531
17,600,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	18,112,633
27,000,000	[1]	Verizon Owner Trust 2020-A, Class A1B, 0.363% (1-month USLIBOR +0.270%), 7/22/2024	27,136,247

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 10,000,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	$10,259,974
17,000,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	17,165,213
27,000,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	27,104,790
9,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	9,043,964
		TOTAL	593,463,315
		Rate Reduction Bond—0.0%
513,305		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	518,414
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,114,379,441)	3,135,838,706
		CORPORATE BONDS—34.5%
		Capital Goods - Aerospace & Defense—1.0%
5,000,000		Boeing Co., Sr. Unsecd. Note, 1.167%, 2/4/2023	5,021,146
17,075,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	17,494,115
1,200,000		Boeing Co., Sr. Unsecd. Note, 2.300%, 8/1/2021	1,201,751
5,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	5,332,101
14,500,000		Leidos Inc., Sr. Unsecd. Note, Series WI, 2.950%, 5/15/2023	15,121,107
37,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 0.650%, 4/1/2023	37,011,529
		TOTAL	81,181,749
		Capital Goods - Construction Machinery—0.3%
9,610,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	9,854,811
8,865,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	8,877,065
4,360,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 7/5/2023	4,392,040
		TOTAL	23,123,916
		Capital Goods - Diversified Manufacturing—1.1%
15,000,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	15,351,687
20,000,000	[1]	Honeywell International, Inc., Sr. Unsecd. Note, 0.379% (3-month USLIBOR +0.230%), 8/19/2022	20,006,832
10,000,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	10,003,336
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,053,263
1,545,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	1,556,290
8,235,000	[1]	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 0.644% (3-month USLIBOR +0.450%), 4/5/2023	8,235,702
3,830,000		Roper Technologies, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2022	3,834,023
7,135,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	7,487,946
20,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	21,371,002
		TOTAL	89,900,081
		Communications - Cable & Satellite—0.4%
35,830,000	[1]	Comcast Corp., Sr. Unsecd. Note, 0.813% (3-month USLIBOR +0.630%), 4/15/2024	36,302,152
		Communications - Media & Entertainment—0.2%
2,610,000		Fox Corp., Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	2,661,597
555,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.750%, 10/1/2021	559,892
10,160,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 0.384% (3-month USLIBOR +0.250%), 9/1/2021	10,164,831
		TOTAL	13,386,320
		Communications - Telecom Wireless—0.6%
19,530,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	19,513,508
30,800,000	[1,3]	Vodafone Group PLC, Sr. Unsecd. Note, 1.173% (3-month USLIBOR +0.990%), 1/16/2024	31,305,814
		TOTAL	50,819,322
		Communications - Telecom Wirelines—0.4%
25,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.840%, 3/20/2026	25,472,313
4,170,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 1.118% (3-month USLIBOR +1.000%), 3/16/2022	4,198,856
		TOTAL	29,671,169

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—3.1%
$ 7,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.418% (3-month USLIBOR +0.290%), 12/10/2021	$7,007,958
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.467% (3-month USLIBOR +0.280%), 1/12/2024	10,011,673
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	5,047,492
14,285,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	14,319,858
9,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	9,181,367
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 1.416% (3-month USLIBOR +1.270%), 3/28/2022	3,561,903
3,510,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	3,867,138
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 0.804% (Secured Overnight Financing Rate +0.760%), 3/8/2024	10,074,836
10,500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	10,719,947
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.735% (3-month USLIBOR +1.550%), 1/14/2022	9,152,642
5,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.200%, 3/20/2023	6,101,554
14,980,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.250%, 9/18/2023	15,126,549
8,895,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	9,133,902
4,850,000		Metalsa Sa De Cv, 144A, 4.900%, 4/24/2023	5,085,977
20,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.768% (3-month USLIBOR +0.640%), 3/8/2024	20,022,245
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.836% (3-month USLIBOR +0.690%), 9/28/2022	4,005,419
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 1.077% (3-month USLIBOR +0.890%), 1/13/2022	10,024,778
9,810,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	10,590,189
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 0.577% (3-month USLIBOR +0.390%), 1/11/2023	5,026,739
16,800,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.285% (3-month USLIBOR +0.125%), 8/13/2021	16,803,906
10,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.336%, 4/6/2023	10,019,900
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.349% (Secured Overnight Financing Rate +0.330%), 1/11/2024	10,035,759
5,000,000	[1,3]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.877% (3-month USLIBOR +0.690%), 1/11/2022	5,017,438
30,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.750%, 11/23/2022	30,116,712
2,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	2,010,106
8,570,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	8,753,382
		TOTAL	250,819,369
		Consumer Cyclical - Retailers—0.2%
18,700,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 0.444% (3-month USLIBOR +0.310%), 3/1/2022	18,739,772
		Consumer Cyclical - Services—0.5%
14,950,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.250%, 5/12/2023	14,960,983
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.400%, 6/3/2023	10,014,007
17,000,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	18,179,800
		TOTAL	43,154,790
		Consumer Non-Cyclical - Food/Beverage—1.1%
32,655,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 0.500%, 5/5/2023	32,603,850
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 1.199% (3-month USLIBOR +1.010%), 10/17/2023	7,075,970
3,315,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	3,318,055
6,900,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	6,908,272
5,028,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	5,362,075
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,144,425
15,580,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	15,643,088
8,660,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	8,671,893
		TOTAL	85,727,628
		Consumer Non-Cyclical - Health Care—0.4%
10,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.160% (3-month USLIBOR +1.030%), 6/6/2022	10,592,414
12,495,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	12,785,170
8,145,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	8,142,522
		TOTAL	31,520,106

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—1.3%
$ 13,635,000	[1]	AbbVie, Inc., Sr. Unsecd. Note, Series WI, 0.799% (3-month USLIBOR +0.650%), 11/21/2022	$13,734,402
4,700,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,579,588
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 0.748% (3-month USLIBOR +0.620%), 6/10/2022	6,534,448
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.128% (3-month USLIBOR +1.010%), 12/15/2023	9,234,457
6,330,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	6,337,949
500,000	[1]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 0.535% (3-month USLIBOR +0.380%), 5/16/2022	501,848
4,615,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	4,924,756
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,496,228
7,000,000	[1]	Gilead Sciences, Inc., Sr. Unsecd. Note, 0.666% (3-month USLIBOR +0.520%), 9/29/2023	7,005,568
1,900,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.950%, 3/1/2022	1,918,010
4,735,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	5,033,004
12,085,000		Royalty Pharma PLC, Unsecd. Note, 144A, 0.750%, 9/2/2023	12,126,294
23,338,000		Teva Pharmaceutical Finance Co. BV, Sr. Unsecd. Note, Series 2, 3.650%, 11/10/2021	23,426,801
9,500,000		Zoetis, Inc., Sr. Unsecd. Note, 4.500%, 11/13/2025	10,779,907
		TOTAL	109,633,260
		Consumer Non-Cyclical - Products—0.4%
22,955,000		Procter & Gamble Co., Sr. Unsecd. Note, 0.550%, 10/29/2025	22,703,474
6,545,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	6,550,676
		TOTAL	29,254,150
		Consumer Non-Cyclical - Tobacco—0.1%
10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 1.035% (3-month USLIBOR +0.880%), 8/15/2022	10,065,218
		Energy - Independent—0.3%
13,300,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 1.605% (3-month USLIBOR +1.450%), 8/15/2022	13,237,669
13,365,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 0.750%, 1/15/2024	13,359,031
		TOTAL	26,596,700
		Energy - Integrated—1.3%
2,780,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 0.988% (3-month USLIBOR +0.870%), 9/16/2021	2,784,960
10,000,000	[1]	Chevron Corp., Unsecd. Note, 0.685% (3-month USLIBOR +0.530%), 11/15/2021	10,019,437
15,000,000	[1]	Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.359% (3-month USLIBOR +0.200%), 8/11/2023	15,064,950
14,155,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	14,421,508
5,329,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.375%, 3/13/2022	5,472,084
4,931,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 1.875%, 4/21/2022	5,872,304
6,278,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 2.500%, 8/21/2021	7,461,127
15,200,000	[1]	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 3.774% (3-month USLIBOR +3.650%), 3/11/2022	15,342,272
18,060,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	18,054,310
2,345,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	2,439,976
6,000,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/1/2024	6,485,451
		TOTAL	103,418,379
		Energy - Midstream—0.1%
10,800,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	11,007,678
525,000	[1]	MPLX LP, Sr. Unsecd. Note, 1.223% (3-month USLIBOR +1.100%), 9/9/2022	525,343
		TOTAL	11,533,021
		Energy - Refining—1.0%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	9,028,786
9,750,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 12/15/2023	10,642,484
35,000,000	[1]	Phillips 66, Sr. Unsecd. Note, 0.775% (3-month USLIBOR +0.620%), 2/15/2024	35,047,677
2,500,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	2,523,187
24,900,000	[1]	Valero Energy Corp., Sr. Unsecd. Note, 1.268% (3-month USLIBOR +1.150%), 9/15/2023	24,945,043
		TOTAL	82,187,177

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—11.6%
$ 10,000,000	[1]	American Express Co., 0.788% (3-month USLIBOR +0.650%), 2/27/2023	$10,083,992
9,125,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	9,134,238
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,890,838
430,000		Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, Series MTN, 2.050%, 11/21/2022	440,582
13,500,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.639% (3-month USLIBOR +0.490%), 11/21/2022	13,596,749
15,000,000		Bank of America Corp., Sr. Unsecd. Note, 0.995%, 7/22/2027	15,231,059
25,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 1.175% (3-month USLIBOR +1.000%), 4/24/2023	25,183,047
6,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.536%, 5/28/2024	6,507,215
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.757% (Secured Overnight Financing Rate +0.730%), 10/24/2024	5,041,100
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.366% (3-month USLIBOR +1.180%), 10/21/2022	7,024,610
50,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, 0.394% (Secured Overnight Financing Rate +0.350%), 12/8/2023	50,202,096
2,060,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.050%, 11/1/2022	2,108,597
1,000,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.900%, 3/26/2022	1,020,211
10,000,000		Bank of New York Mellon Corp., Series MTN, 0.285%, 4/26/2024	10,025,329
25,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	24,982,869
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.235% (3-month USLIBOR +1.050%), 10/30/2023	5,065,498
15,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 0.597% (Secured Overnight Financing Rate +0.550%), 9/15/2023	15,115,413
10,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.950%, 2/1/2023	10,254,494
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,293,171
15,000,000	[1]	Barclays PLC, Sr. Unsecd. Note, 1.535% (3-month USLIBOR +1.380%), 5/16/2024	15,281,290
16,357,000	[1]	Barclays PLC, Sr. Unsecd. Note, 1.585% (3-month USLIBOR +1.430%), 2/15/2023	16,478,194
10,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.446% (Secured Overnight Financing Rate +0.400%), 12/14/2023	10,012,420
10,870,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.850% (Secured Overnight Financing Rate +0.800%), 3/17/2023	10,980,444
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	5,046,249
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 1.335% (3-month USLIBOR +1.150%), 1/30/2023	7,733,742
10,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.699% (Secured Overnight Financing Rate +0.669%), 5/1/2025	10,055,516
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.816% (Secured Overnight Financing Rate +0.770%), 6/9/2027	15,020,545
3,845,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.900% (Secured Overnight Financing Rate +0.870%), 11/4/2022	3,856,810
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.125% (3-month USLIBOR +0.950%), 7/24/2023	5,039,972
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.198% (3-month USLIBOR +1.070%), 12/8/2021	5,018,746
3,465,000		Citigroup, Inc., Sr. Unsecd. Note, 2.312%, 11/4/2022	3,486,921
2,000,000	[1]	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 0.874% (3-month USLIBOR +0.720%), 2/14/2022	2,006,964
3,890,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	3,952,748
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 1.096% (3-month USLIBOR +0.950%), 3/29/2023	10,125,773
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 0.960% (3-month USLIBOR +0.830%), 9/6/2021	10,014,149
12,000,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, 0.418% (Secured Overnight Financing Rate +0.390%), 2/2/2024	12,011,520
19,175,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, 0.479% (Secured Overnight Financing Rate +0.450%), 2/4/2022	19,208,015
19,150,000		FNB Corp., (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	19,460,291
10,000,000		Goldman Sachs Group, Inc., 4.000%, 3/3/2024	10,865,144
10,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.474%, 3/8/2023	10,008,661
15,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 0.574% (Secured Overnight Financing Rate +0.540%), 11/17/2023	15,021,139
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 0.835% (Secured Overnight Financing Rate +0.790%), 12/9/2026	9,983,477
13,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.900% (3-month USLIBOR +0.750%), 2/23/2023	13,120,416
2,815,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	2,837,358
5,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.155% (3-month USLIBOR +1.000%), 5/18/2024	5,067,601
2,855,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	2,894,676
2,800,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	2,855,050

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 6,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	$6,217,599
2,470,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.563%, 2/16/2025	2,457,744
10,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.628% (Secured Overnight Financing Rate +0.580%), 3/16/2024	10,068,289
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.902% (3-month USLIBOR +0.730%), 4/23/2024	6,059,326
8,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.000%, 6/1/2025	8,025,875
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.405% (3-month USLIBOR +1.230%), 10/24/2023	5,073,360
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	5,099,700
7,380,000		Lloyds Banking Group PLC, Sr. Unsecd. Note, 1.326%, 6/15/2023	7,440,049
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.765% (3-month USLIBOR +0.610%), 5/18/2022	7,036,826
9,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	9,051,963
20,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.529%, 1/25/2024	19,993,841
11,280,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.724% (Secured Overnight Financing Rate +0.700%), 1/20/2023	11,319,747
1,795,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	1,794,934
4,635,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	4,641,627
2,145,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	2,257,276
7,355,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.756% (Secured Overnight Financing Rate +0.710%), 12/9/2022	7,403,937
6,825,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	6,958,895
30,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 0.529% (3-month USLIBOR +0.410%), 12/13/2022	30,168,949
22,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	23,092,684
2,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.563% (Secured Overnight Financing Rate +0.530%), 8/12/2024	2,007,768
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 0.681% (3-month USLIBOR +0.500%), 7/27/2022	6,700,423
3,300,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	3,303,712
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 0.854% (3-month USLIBOR +0.660%), 10/5/2023	5,061,506
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.322% (Secured Overnight Financing Rate +0.300%), 1/19/2024	10,012,800
25,000,000	[1,3]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.430% (Secured Overnight Financing Rate +0.400%), 8/5/2022	25,074,039
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.549% (3-month USLIBOR +0.360%), 1/17/2023	5,027,337
12,750,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	12,723,273
1,605,000		State Street Corp., Sr. Unsecd. Note, Series WI, 2.825%, 3/30/2023	1,635,269
1,825,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	1,818,416
15,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.257% (Secured Overnight Financing Rate +0.240%), 1/6/2023	15,014,360
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	5,007,651
7,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.765% (3-month USLIBOR +0.590%), 8/2/2022	7,004,120
6,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.775% (Secured Overnight Financing Rate +0.730%), 3/9/2023	6,049,797
47,000,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 0.445% (Secured Overnight Financing Rate +0.400%), 6/9/2025	47,098,855
12,855,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	13,175,986
10,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, 0.523% (3-month USLIBOR +0.400%), 12/9/2022	10,056,989
38,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 0.258% (3-month BSBY +0.170%), 6/2/2023	38,019,380
35,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 0.391% (Secured Overnight Financing Rate +0.360%), 2/9/2024	35,154,175
14,157,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 1.200% (3-month USLIBOR +1.025%), 7/26/2021	14,167,141
1,605,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.783% (3-month USLIBOR +0.660%), 9/9/2022	1,607,569
5,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.082%, 9/9/2022	5,016,875
30,300,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 0.757% (3-month USLIBOR +0.570%), 1/11/2023	30,565,481
		TOTAL	950,110,482
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
10,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 0.605% (3-month USLIBOR +0.430%), 11/1/2021	10,010,199
		Financial Institution - Finance Companies—0.6%
2,120,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	2,152,423
3,430,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	3,736,206
11,000,000	[1]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.484% (3-month USLIBOR +0.350%), 12/15/2022	11,018,040

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 34,975,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	$34,864,538
		TOTAL	51,771,207
		Financial Institution - Insurance - Health—0.4%
25,000,000		Anthem, Inc., Sr. Unsecd. Note, 0.450%, 3/15/2023	25,031,102
11,035,000		CIGNA Corp., Sr. Unsecd. Note, 0.613%, 3/15/2024	11,035,111
		TOTAL	36,066,213
		Financial Institution - Insurance - Life—1.8%
5,090,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	5,077,726
15,000,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.450%, 12/8/2023	14,979,533
6,820,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	6,869,923
6,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 2.750%, 6/22/2024	6,366,661
6,475,000		Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	6,545,166
12,000,000	[1]	Met Life Glob Funding I, Sec. Fac. Bond, 144A, 0.336% (Secured Overnight Financing Rate +0.320%), 1/7/2024	12,037,897
5,555,000		Met Life Glob Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	5,613,031
4,765,000		Met Life Glob Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	4,855,717
4,375,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	4,361,362
7,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.589% (Secured Overnight Financing Rate +0.570%), 1/13/2023	7,042,938
2,915,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	2,977,139
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.248% (Secured Overnight Financing Rate +0.220%), 2/2/2023	5,005,780
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.384% (Secured Overnight Financing Rate +0.360%), 10/21/2023	5,018,098
13,390,000	[1]	New York Life Global Funding, Sr. Secd. Note, 144A, 0.495% (3-month USLIBOR +0.320%), 8/6/2021	13,395,360
16,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	16,028,780
8,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.469% (Secured Overnight Financing Rate +0.450%), 4/12/2024	8,016,881
22,815,000	[3]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	22,783,847
		TOTAL	146,975,839
		Technology—1.0%
1,033,000	[1]	Apple, Inc., Sr. Unsecd. Note, 0.662% (3-month USLIBOR +0.500%), 2/9/2022	1,036,271
15,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	15,134,684
6,535,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	6,651,760
10,000,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	10,294,597
5,835,000		Dell International LLC / EMC Corp., 4.000%, 7/15/2024	6,349,263
10,590,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 0.375%, 3/1/2023	10,579,671
4,615,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	4,870,368
16,360,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	16,924,340
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 0.915% (3-month USLIBOR +0.730%), 1/30/2023	5,054,332
8,015,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	8,040,036
		TOTAL	84,935,322
		Transportation - Airlines—0.2%
15,525,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	16,659,599
		Transportation - Services—0.0%
3,200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	3,433,687
		Utility - Electric—3.5%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,534,323
12,060,000	[1]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 0.655% (3-month USLIBOR +0.480%), 11/1/2023	12,070,233
30,330,000	[1]	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 0.631% (3-month USLIBOR +0.500%), 3/2/2023	30,337,913
9,375,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 0.683%, 5/13/2024	9,418,781
6,015,000		Dominion Energy, Inc., Jr. Sub. Note, 2.715%, 8/15/2021	6,032,350
20,000,000		Dominion Energy, Inc., Sr. Unsecd. Note, 144A, 2.450%, 1/15/2023	20,602,154
16,885,000	[1]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 0.648% (3-month USLIBOR +0.530%), 9/15/2023	16,902,710
13,540,000	[1]	Duke Energy Progress LLC, Sr. Unsecd. Note, Series A, 0.335% (3-month USLIBOR +0.180%), 2/18/2022	13,540,225

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 7,660,000		Emera US Finance LP, Sr. Unsecd. Note, 144A, 0.833%, 6/15/2024	$7,622,281
6,935,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	6,864,215
5,745,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 0.564% (3-month USLIBOR +0.380%), 7/28/2023	5,745,440
15,295,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 0.350% (Secured Overnight Financing Rate +0.300%), 6/28/2024	15,313,124
16,930,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	17,077,280
20,015,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.420% (3-month USLIBOR +0.270%), 2/22/2023	20,018,918
8,570,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.581% (Secured Overnight Financing Rate +0.540%), 3/1/2023	8,618,315
16,745,000		OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	16,751,160
14,970,000	[1]	PPL Electric Utilities Corp., 0.380% (Secured Overnight Financing Rate +0.330%), 6/24/2024	14,982,126
17,855,000	[1]	PPL Electric Utilities Corp., Term Loan - 1st Lien, 0.396% (3-month USLIBOR +0.250%), 9/28/2023	17,861,347
2,935,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,114,758
10,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	9,977,063
10,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	10,001,685
10,290,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	10,411,458
8,575,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	8,578,382
		TOTAL	283,376,241
		Utility - Natural Gas—1.4%
18,950,000	[1]	Atmos Energy Corp., Sr. Unsecd. Note, 0.503% (3-month USLIBOR +0.380%), 3/9/2023	18,953,048
8,935,000	[1]	Enbridge, Inc., Sr. Unsecd. Note, 0.434% (Secured Overnight Financing Rate +0.400%), 2/17/2023	8,955,148
25,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.000%, 10/1/2023	26,695,139
4,965,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	5,750,995
49,750,000	[1]	ONE Gas, Inc., Sr. Unsecd. Note, 0.734% (3-month USLIBOR +0.610%), 3/11/2023	49,772,568
4,565,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 0.625%, 4/28/2023	4,570,184
		TOTAL	114,697,082
		Utility - Natural Gas Distributor—0.1%
9,575,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 0.469% (3-month USLIBOR +0.350%), 9/14/2023	9,576,261
1,000,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	1,009,602
		TOTAL	10,585,863
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,817,223,906)	2,835,656,013
		COLLATERALIZED MORTGAGE OBLIGATIONS—8.7%
		Federal Home Loan Mortgage Corporation—6.4%
2,314,184	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 2736, Class FB, 0.642% (1-month USLIBOR +0.550%), 12/15/2033	2,325,447
1,224,269	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 0.472% (1-month USLIBOR +0.400%), 6/15/2034	1,229,252
211,470	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 0.372% (1-month USLIBOR +0.300%), 4/15/2035	211,912
857,684	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 0.592% (1-month USLIBOR +0.520%), 12/15/2035	868,468
214,392	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 0.532% (1-month USLIBOR +0.460%), 2/15/2034	216,373
883,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 0.482% (1-month USLIBOR +0.410%), 5/15/2036	888,303
355,976	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 0.480% (1-month USLIBOR +0.380%), 5/15/2036	358,179
181,890	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 0.557% (1-month USLIBOR +0.485%), 8/15/2035	183,774
64,194	[1]	Federal Home Loan Mortgage Corp.Series REMIC, Series 3191, Class FE,0.472% (1-month USLIBOR +0.400%), 7/15/2036	64,648
324,722	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 0.372% (1-month USLIBOR +0.300%), 9/15/2036	326,025
295,397	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.472% (1-month USLIBOR +0.400%), 7/15/2036	297,464
95,518	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 0.472% (1-month USLIBOR +0.400%), 7/15/2036	96,355
70,529	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 0.522% (1-month USLIBOR +0.450%), 7/15/2037	71,035
1,364,297	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 0.672% (1-month USLIBOR +0.600%), 11/15/2037	1,386,852
1,063,775	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 0.492% (1-month USLIBOR +0.420%), 11/15/2037	1,072,662
114,447	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 0.822% (1-month USLIBOR +0.750%), 7/15/2036	116,688
385,561	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 0.982% (1-month USLIBOR +0.910%), 7/15/2037	394,707
15,652,949	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class F, 0.402% (1-month USLIBOR +0.330%), 4/15/2041	15,739,491

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 6,791,791	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 0.402% (1-month USLIBOR +0.330%), 4/15/2041	$6,818,612
1,530,968	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 0.422% (1-month USLIBOR +0.350%), 8/15/2043	1,539,530
1,657,733	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 0.472% (1-month USLIBOR +0.400%), 8/15/2046	1,671,170
2,877,534	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 0.476% (1-month USLIBOR +0.350%), 7/15/2047	2,886,251
22,037,966	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 0.491% (1-month USLIBOR +0.400%), 7/25/2049	22,164,876
6,649,673	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 0.491% (1-month USLIBOR +0.400%), 9/25/2049	6,696,021
30,237,482	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 0.541% (1-month USLIBOR +0.450%), 10/25/2049	30,536,806
25,672,656	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 0.441% (1-month USLIBOR +0.350%), 7/25/2050	25,808,846
36,739,531	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 0.541% (1-month USLIBOR +0.450%), 7/25/2050	37,105,031
30,448,737	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 5031, Class FB, 0.318% (Secured Overnight Financing Rate +0.300%), 4/25/2041	30,503,505
9,586,897	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 0.268% (Secured Overnight Financing Rate +0.250%), 12/25/2050	9,596,135
11,688,663	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 0.555% (1-month USLIBOR +0.470%), 5/25/2030	11,761,803
3,500,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 0.435% (1-month USLIBOR +0.350%), 8/25/2030	3,511,924
29,000,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 0.415% (1-month USLIBOR +0.330%), 9/25/2030	29,066,422
26,000,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 0.415% (1-month USLIBOR +0.330%), 10/25/2030	26,064,992
31,986,823	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 0.365% (1-month USLIBOR +0.280%), 10/25/2027	32,017,198
35,550,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 0.385% (1-month USLIBOR +0.300%), 11/25/2030	35,606,567
57,093,001	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 0.345% (1-month USLIBOR +0.260%), 11/25/2030	57,093,001
38,500,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 0.345% (1-month USLIBOR +0.260%), 12/25/2030	38,492,739
62,500,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF97, Class AS, 0.260% (30-DAY AVERAGE SOFR +0.250%), 12/25/2030	62,518,813
30,000,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 0.350% (1-month USLIBOR +0.170%), 12/25/2030	30,000,000
		TOTAL	527,307,877
		Federal National Mortgage Association—1.1%
108,152	[1]	Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 1.082% (1-month USLIBOR +1.000%), 12/18/2032	110,689
266,575	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.521% (1-month USLIBOR +0.430%), 6/25/2036	268,610
1,286,369	[1]	Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 0.491% (1-month USLIBOR +0.400%), 7/25/2036	1,296,158
279,963	[1]	Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 0.441% (1-month USLIBOR +0.350%), 8/25/2036	281,383
801,047	[1]	Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 0.441% (1-month USLIBOR +0.350%), 9/25/2036	805,961
358,286	[1]	Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 0.391% (1-month USLIBOR +0.300%), 12/25/2036	359,786
679,183	[1]	Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 0.311% (1-month USLIBOR +0.220%), 2/25/2046	671,254
4,388,729	[1]	Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 0.321% (1-month USLIBOR +0.230%), 3/25/2037	4,394,313
448,756	[1]	Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 0.551% (1-month USLIBOR +0.460%), 9/25/2037	453,667
252,488	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.541% (1-month USLIBOR +0.450%), 7/25/2037	254,975
125,243	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.091% (1-month USLIBOR +1.000%), 6/25/2037	128,645
10,135	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 0.891% (1-month USLIBOR +0.800%), 5/25/2039	10,152
21,792	[1]	Federal National Mortgage Association REMIC, Series 2009-63,Class FB, 0.591% (1-month USLIBOR +0.500%), 8/25/2039	22,049
305,942	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 0.941% (1-month USLIBOR +0.850%), 4/25/2037	313,369
8,448,733	[1]	Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 0.491% (1-month USLIBOR +0.400%), 10/25/2040	8,505,309
13,576,604	[1]	Federal National Mortgage Association REMIC, Series 2016-24, Class FG, 0.441% (1-month USLIBOR +0.350%), 5/25/2046	13,646,540
2,757,766	[1]	Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 0.441% (1-month USLIBOR +0.350%), 4/25/2047	2,767,487
29,040,909	[1]	Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 0.391% (1-month USLIBOR +0.300%), 12/25/2048	29,127,564
2,283,694	[1]	Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 0.491% (1-month USLIBOR +0.400%), 7/25/2049	2,299,161
10,521,338	[1]	Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 0.491% (1-month USLIBOR +0.400%), 7/25/2050	10,583,930

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 15,755,509	[1]	Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 0.391% (1-month USLIBOR +0.300%), 10/25/2060	$15,800,375
		TOTAL	92,101,377
		Government National Mortgage Association—1.2%
7,663,700	[1]	Government National Mortgage Association REMIC, Series 2005-41, Class FC, 0.393% (1-month USLIBOR +0.300%), 5/20/2035	7,673,152
4,213,027	[1]	Government National Mortgage Association REMIC, Series 2005-84, Class FA, 0.293% (1-month USLIBOR +0.200%), 11/20/2035	4,212,054
3,440,139	[1]	Government National Mortgage Association REMIC, Series 2007-21, Class F, 0.374% (1-month USLIBOR +0.300%), 4/16/2037	3,455,494
5,574,198	[1]	Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 0.457% (1-month USLIBOR +0.350%), 11/20/2062	5,582,496
2,250,874	[1]	Government National Mortgage Association REMIC, Series 2013-26, Class GF, 0.393% (1-month USLIBOR +0.300%), 2/20/2043	2,258,815
3,871,925	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.647% (1-month USLIBOR +0.540%), 7/20/2063	3,890,767
4,959,963	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.657% (1-month USLIBOR +0.550%), 7/20/2063	4,979,764
5,897,405	[1]	Government National Mortgage Association REMIC, Series 2015-111, Class HF, 0.393% (1-month USLIBOR +0.300%), 8/20/2045	5,907,969
5,543,623	[1]	Government National Mortgage Association REMIC, Series 2017-133, Class FB, 0.324% (1-month USLIBOR +0.250%), 9/16/2047	5,558,089
35,108,658	[1]	Government National Mortgage Association REMIC, Series 2018-115, Class DF, 0.451% (1-month USLIBOR +0.300%), 8/20/2048	35,258,007
15,829,606	[1]	Government National Mortgage Association REMIC, Series 2020-83, Class FA, 0.493% (1-month USLIBOR +0.400%), 6/20/2039	15,965,539
		TOTAL	94,742,146
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $713,816,668)	714,151,400
	[4]	COMMERCIAL PAPER—2.1%
		Communications - Telecom Wirelines—0.6%
50,825,000		AT&T, Inc., 0.401%, 12/15/2021	50,780,884
		Energy - Midstream—0.6%
49,177,000		Energy Transfer LP, 0.350%, 7/1/2021	49,176,589
		Financial Institution - Banking—0.9%
40,000,000		HSBC USA, Inc., 0.431%, 1/3/2022	39,933,096
23,850,000		NatWest Markets PLC, 0.411%, 1/4/2022	23,827,207
9,250,000		NatWest Markets PLC, 0.371%, 1/7/2022	9,240,970
		TOTAL	73,001,273
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $172,849,968)	172,958,746
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.8%
		Commercial Mortgage—1.8%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.322% (1-month USLIBOR +1.250%), 7/15/2035	20,012,550
30,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.472% (1-month USLIBOR +1.400%), 11/15/2036	30,028,152
14,053,523	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.123% (1-month USLIBOR +1.030%), 12/19/2030	14,071,094
25,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.443% (1-month USLIBOR +1.350%), 12/19/2030	25,000,070
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	39,959,561
14,549,408	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.864% (1-month USLIBOR +0.790%), 4/10/2046	14,697,286
4,440,635	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.281% (1-month USLIBOR +1.200%), 6/15/2045	4,449,318
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $146,187,197)	148,218,031

Principal Amount or Shares			Value
		NON-AGENCY MORTGAGE-BACKED SECURITIES—1.3%
		Non-Agency Mortgage—1.3%
$ 30,418,667		BRASS PLC, Class A1, 0.669%, 4/16/2069	$30,421,708
147,303	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.191% (1-month USLIBOR +1.100%), 11/20/2035	86,251
24,164	[1]	Gosforth Funding PLC 2017-1A, Class A1A, 0.604% (3-month USLIBOR +0.470%), 12/19/2059	24,180
15,828,617	[1]	Gosforth Funding PLC 2018-1A, Class A1, 0.597% (3-month USLIBOR +0.450%), 8/25/2060	15,854,972
103,856	[1]	Impac CMB Trust 2004-7, Class 1A2, 1.011% (1-month USLIBOR +0.920%), 11/25/2034	101,102
168,026	[1]	Impac CMB Trust 2004-9, Class 1A2, 0.971% (1-month USLIBOR +0.880%), 1/25/2035	164,760
9,100,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	9,313,295
245,658	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.772% (1-month USLIBOR +0.700%), 11/15/2031	239,505
30,000,000	[1]	Permanent Master Issuer PLC 2019-1A, Class 1A1, 0.733% (3-month USLIBOR +0.550%), 7/15/2058	30,023,880
712,965		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	712,048
1,371,708		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	1,368,993
14,000,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 0.576% (3-month USLIBOR +0.390%), 1/21/2070	14,019,614
292,488	[1]	Washington Mutual 2006-AR1, Class 2A1B, 1.186% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	289,796
495,732	[1]	Washington Mutual 2006-AR15, Class 1A, 0.956% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	448,236
269,271	[1]	Washington Mutual 2006-AR17, Class 1A, 0.947% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	251,050
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $103,265,632)	103,319,390
		CERTIFICATE OF DEPOSIT—0.7%
		Financial Institution - Banking—0.7%
20,000,000		Banco Latinoamericano de Comercio Exterior SA, 0.670%, 8/20/2021	20,011,368
10,000,000		Banco Latinoamericano de Comercio Exterior SA, 0.680%, 8/11/2021	10,005,288
20,000,000		National Bank of Kuwait, 0.420%, 2/18/2022	20,012,207
9,250,000		National Bank of Kuwait, 0.450%, 2/3/2022	9,257,515
		TOTAL CERTIFICATE OF DEPOSIT (IDENTIFIED COST $59,250,000)	59,286,378
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
63,782		FNMA ARM,1.527%, 5/1/2040	65,333
569,057		FNMA ARM,1.658%, 8/1/2033	575,798
524,392		FNMA ARM,2.445%, 7/1/2034	542,447
38,888		FNMA ARM, 2.696%, 4/1/2030	39,894
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,211,747)	1,223,472
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
349,434		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $369,418)	411,685
		INVESTMENT COMPANIES—11.6%
23,240,846		Bank Loan Core Fund	225,203,800
817,442		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[5]	817,442
613,068,171		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[5]	613,313,399
16,999,918		High Yield Bond Core Fund	108,969,470
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $941,191,084)	948,304,111
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $8,069,745,061)	8,119,367,932
		OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	91,016,900
		TOTAL NET ASSETS—100%	$8,210,384,832

At June 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures:
[7]United States Treasury Notes 2-Year Short Futures	500	$110,160,156	September 2021	$155,200
[7]United States Treasury Notes 5-Year Short Futures	650	$80,229,297	September 2021	$163,670
[7]United States Treasury Notes 10-Year Short Futures	550	$72,875,000	September 2021	$(439,574)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(120,704)
The average notional value of short futures contracts held by the Fund throughout the period was $193,095,000. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At June 30, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation
Contracts Sold:
8/23/2021	State Street Bank And Trust Company	6,434,950	EUR	$7,846,658	$208,387
4/21/2022	HSBC Bank USA	5,023,456	EUR	$6,104,147	$109,479
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$317,866
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $12,722 and $49,403, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures and Forward Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2021, were as follows:
	Bank Loan Core Fund	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Value as of 9/30/2020	$90,951,701	$3,739,340	$240,928,252	$82,315,704	$417,934,997
Purchases at Cost	$129,502,450	$24,778,019	$3,445,954,323	$21,718,099	$3,621,952,891
Proceeds from Sales	$—	$(27,699,917)	$(3,073,530,967)	$—	$(3,101,230,884)
Change in Unrealized Appreciation/Depreciation	$4,749,649	N/A	$(18,946)	$4,935,667	9,666,370
Net Realized Gain/(Loss)	N/A	N/A	$(19,263)	$—	$(19,263)
Value as of 6/30/2021	$225,203,800	$817,442	$613,313,399	$108,969,470	$948,304,111
Shares Held as of 6/30/2021	23,240,846	817,442	613,068,171	16,999,918	654,126,377
Dividend Income	$5,252,204	$574	$327,871	$4,216,738	$9,797,387

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of June 30, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$796,701	$817,442

4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$3,135,838,706	$0	$3,135,838,706
Corporate Bonds	—	2,835,656,013	—	2,835,656,013
Collateralized Mortgage Obligations	—	714,151,400	—	714,151,400
Commercial Paper	—	172,958,746	—	172,958,746
Commercial Mortgage-Backed Securities	—	148,218,031	—	148,218,031
Non-Agency Mortgage-Backed Securities	—	103,319,390	—	103,319,390
Certificate Of Deposit	—	59,286,378	—	59,286,378
Adjustable Rate Mortgages	—	1,223,472	—	1,223,472
Mortgage-Backed Security	—	411,685	—	411,685
Investment Companies	948,304,111	—	—	948,304,111
TOTAL SECURITIES	$948,304,111	$7,171,063,821	$0	$8,119,367,932
Other Financial Instruments:
Assets
Futures Contracts	$318,870	$—	$—	$318,870
Foreign Exchange Contracts	—	317,866	—	317,866
Liabilities
Futures Contracts	(439,574)	—	—	(439,574)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(120,704)	$317,866	$—	$197,162

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
EMTN	—Euro Medium Term Loan
EUR	—Euro Currency
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate